Fair Value Accounting - Summary of Changes in Fair Value on Recurring Basis of Level 3 Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 254,253
Accrued interest	4,451
Fair value redeemed	(195,013)
Unrealized gains included in other comprehensive income	11,685
Balance at the end	75,376
Tax Prepayments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	144,959
Accrued interest	1,916
Fair value redeemed	(80,013)
Unrealized gains included in other comprehensive income	8,514
Balance at the end	75,376
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	109,294
Accrued interest	2,535
Fair value redeemed	(115,000)
Unrealized gains included in other comprehensive income	3,171
Balance at the end	$ 0